United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: 02/28/2013

Item 1. Reports to Stockholders

Annual Shareholder Report
February 28, 2013
Share Class	Ticker
Institutional	FTRGX
Service	FTGSX

Federated Total Return Government Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund
Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended February 28, 2013, was 2.40% for the Institutional Shares and 2.05% for the Service Shares. The Barclays Government Bond Index (BGB),1 the Fund's broad-based securities market index, returned 1.98% for the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BGB.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BGB were: (a) sector allocation; and (b) security selection.
The following discussion will focus on the performance of the Fund's Institutional Shares. The 2.40% total return of the Institutional Shares, for the 12-month reporting period, consisted of 2.06% in taxable dividends and 0.34% in appreciation in the net asset value of the shares.
MARKET OVERVIEW
Economic performance was steady, if unspectacular, during the reporting period as policy makers and legislators continued to grapple with after-effects of the financial crisis. Central banks around the globe maintained extraordinarily accommodative monetary policies, and governments struggled to address short- and long-term deficit and entitlement problems.
The European Central Bank (ECB), the Bank of Japan and the Federal Reserve (the “Fed”) continued quantitative easing (QE) programs involving the purchase of government debt and/or mortgage-backed securities (MBS)2 in strategies designed to restrain market interest rates and boost economic growth. The ECB's Outright Monetary Transaction program reduced investor concern over financial stability as well as the euro currency. The Fed's latest QE program included open-ended purchases of MBS and Treasury securities, leaving both the ultimate program size and duration undefined. A caveat was added in December 2012, linking policy to levels of inflation and unemployment. According to the Federal Open Market Committee, monetary policy will remain exceptionally accommodative as long as inflation is not expected to exceed 2.5% and the unemployment rate exceeds 6.5%. The policies of domestic and global central banks reflect deep concern over the pace of expansion and the potential risk of derailing sluggish growth. Though tepid, the expansion showed signs of improvement.
U.S. economic growth averaged approximately 2% as increased consumer wealth aided home and auto sales. Home prices gained at the fastest pace since 2006 as the recovery took hold, supported by favorable home affordability and steady job growth. Improving housing and equity markets supported consumer wealth, which rose to levels last seen in 2007. Unfortunately, political gridlock in Washington, D.C. continued with little end in sight. The package of spending
Annual Shareholder Report

cuts, known as the “sequester,” went into effect with spending reductions impacting domestic spending and national defense budgets. Although the worst case was averted, long-term agreements to address the spending and revenue gap remained elusive.
Agency MBS outpaced Treasury and U.S. government debt due in part to Fed purchases. The most recent MBS purchase program commenced operation September 2012 and included a monthly purchase rate of $40 billion. The Fed held over $2.5 trillion of U.S. Treasury and MBS as of the year-end reporting period. Agency debentures as well as agency-issued commercial MBS also topped similar duration3 Treasury securities as the demand for income drove government spread sectors tighter. While Treasury yields displayed significant intra-period volatility, the year-over-year change was small. For example, the 10-year Treasury yield moved in a nearly 100 basis point range during the period, however, the 12-month change was a decrease of 9 basis points to 1.88%.4
Sector Allocation
During the 12-month reporting period, Treasury securities were significantly underweighted in favor of agency debt and agency-issued residential and commercial MBS. These sectors all outperformed similar duration Treasury securities, positively impacting the Fund's total rate of return. Overall, sector allocation was a benefit to Fund performance.
Security selEction
Within the agency debt overweight for the Fund, holdings issued by the Federal Home Loan Bank, Federal Farm Credit Bank, Fannie Mae and Freddie Mac performed notably well during the 12-month reporting period as spreads contracted relative to U.S. Treasuries. Therefore, security selection positively affected Fund performance.
1	The BGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The index is unmanaged, and it is not possible to invest directly in an index.
2	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than other securities of shorter durations.
4	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Total Return Government Bond Fund (the “Fund”) from February 28, 2003 to February 28, 2013, compared to the Barclays Government Bond Index (BGB).2
Average Annual Total Returns for the Period Ended 2/28/2013
Share Class	1 Year	5 Years	10 Years
Institutional Shares	2.40%	4.59%	4.55%
Service Shares	2.05%	4.24%	4.22%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 INVESTMENT–institutional shares
Growth of a $10,000 INVESTMENT–SERVICE SHARES
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BGB has been adjusted to reflect reinvestment of dividends on securities in the BGB.
2	The BGB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The BGB is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 28, 2013, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Commercial Mortgage-Backed Securities	30.5%
U.S. Government Agency Securities	32.2%
U.S. Government Agency Mortgage-Backed Securities	19.3%
U.S. Treasury Securities	17.1%
Derivative Contracts[2,3]	(0.0)%
Repurchase Agreements—Collateral[4]	7.0%
Repurchase Agreements—Cash	2.2%
Other Assets and Liabilities—Net[5]	(8.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative Contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on derivative contracts, when-issued and delayed delivery transactions.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
February 28, 2013
Principal Amount			Value
		U.S. Treasury—17.1%
		U.S. Treasury Bonds—6.4%
$2,200,000		11.250%, 2/15/2015	$2,672,321
800,000		6.250%, 8/15/2023	1,132,812
18,000,000		3.500%, 2/15/2039	19,707,750
33,500,000		4.375%, 11/15/2039 - 5/15/2041	42,289,750
3,000,000		4.750%, 2/15/2041	4,010,578
4,000,000		3.000%, 5/15/2042	3,939,875
		TOTAL	73,753,086
		U.S. Treasury Notes—10.7%
24,000,000		1.250%, 2/15/2014 - 4/15/2014	24,252,690
10,000,000		2.375%, 8/31/2014	10,322,981
11,500,000		2.625%, 6/30/2014 - 12/31/2014	11,892,465
11,100,000	[1]	4.250%, 8/15/2014 - 8/15/2015	12,036,689
12,000,000		0.250%, 8/15/2015	11,986,514
32,000,000		0.375%, 3/15/2015 - 2/15/2016	32,060,481
3,380,000		5.125%, 5/15/2016	3,887,502
10,000,000		2.000%, 4/30/2016 - 2/15/2023	10,187,312
5,000,000		1.500%, 3/31/2019	5,141,787
		TOTAL	121,768,421
		TOTAL U.S. TREASURY (IDENTIFIED COST $182,142,509)	195,521,507
		GOVERNMENT AGENCIES—32.2%
		Federal Farm Credit System—3.2%
500,000		5.550%, 7/23/2014	536,776
20,000,000		1.625%, 11/19/2014	20,439,614
1,000,000		4.300%, 12/15/2014	1,071,021
1,000,000		5.200%, 1/7/2015	1,089,958
1,000,000		5.570%, 11/23/2016	1,180,952
4,300,000		3.875%, 1/12/2021	5,014,949
249,000		5.800%, 11/10/2021	330,361
5,000,000		5.410%, 4/17/2036	6,446,081
		TOTAL	36,109,712
		Federal Home Loan Bank System—8.0%
1,000,000		2.375%, 5/13/2013	1,004,206
27,000,000		3.625%, 10/18/2013 - 3/12/2021	29,497,870
1,000,000		2.750%, 12/12/2014	1,042,507
Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$1,000,000		2.875%, 6/12/2015	$1,057,452
16,100,000		4.750%, 9/11/2015 - 12/16/2016	17,907,426
23,000,000		3.125%, 3/11/2016	24,799,989
14,000,000		5.375%, 5/18/2016	16,190,983
		TOTAL	91,500,433
		Federal Home Loan Mortgage Corporation—7.5%
18,000,000	[2]	4.750%, 1/19/2016	20,228,564
14,000,000		5.250%, 4/18/2016	16,061,237
7,000,000	[2]	2.500%, 5/27/2016	7,444,053
10,000,000	[2]	1.750%, 5/30/2019	10,318,807
23,000,000	[2]	2.375%, 1/13/2022	23,850,508
70,000		6.750%, 9/15/2029	104,130
3,300,000		6.250%, 7/15/2032	4,803,477
3,000,000		5.625%, 11/23/2035	3,405,076
		TOTAL	86,215,852
		Federal National Mortgage Association—9.3%
42,000,000		0.875%, 8/28/2014	42,363,279
8,000,000		0.750%, 12/19/2014	8,062,734
30,000,000		1.250%, 9/28/2016	30,717,927
25,000,000		1.550%, 10/4/2019	24,993,627
		TOTAL	106,137,567
		Tennessee Valley Authority Bonds—4.2%
37,550,000		5.500%, 7/18/2017	45,120,174
2,000,000		5.250%, 9/15/2039	2,566,190
		TOTAL	47,686,364
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $349,060,507)	367,649,928
		Mortgage-Backed Securities—12.5%
		Federal National Mortgage Association—12.5%
57,708,235		2.500%, 8/1/2027 - 11/1/2027	59,981,068
18,776,921		3.000%, 6/1/2027	19,833,113
58,718,382	[3]	3.500%, 3/1/2026 - 3/1/2043	62,270,979
938,435		4.000%, 2/1/2042	1,012,448
		TOTAL	143,097,608
		Government National Mortgage Association—0.0%
113,460		6.500%, 10/15/2031	129,842
Annual Shareholder Report

Principal Amount		Value
	Mortgage-Backed Securities—continued
	Government National Mortgage Association—continued
$26,358	7.500%, 10/15/2026 - 10/15/2027	$30,985
	TOTAL	160,827
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $142,924,037)	143,258,435
	COMMERCIAL MORTGAGE-BACKED SECURITIES—30.5%
	Agency Commercial Mortgage-Backed Securities—30.5%
7,548,690	FHLMC REMIC K007 A1, 3.342%, 12/25/2019	8,182,115
20,078,371	FHLMC REMIC K010 A1, 3.320%, 7/25/2020	21,759,710
20,142,771	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	21,624,200
5,042,000	FHLMC REMIC K013 A2, 3.974%, 1/25/2021	5,680,003
17,859,496	FHLMC REMIC K014 A1, 2.724%, 10/25/2020	19,078,192
11,000,000	FHLMC REMIC K015 A2, 3.230%, 7/25/2021	11,882,421
12,970,262	FHLMC REMIC K017 A1, 1.891%, 12/25/2020	13,414,899
17,000,000	FHLMC REMIC K018 A2, 2.835%, 1/25/2022	17,819,014
20,000,000	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	21,758,084
20,500,000	FHLMC REMIC K703 A2, 2.699%, 5/25/2018	21,910,045
20,700,000	FHLMC REMIC K704 A2, 2.412%, 8/25/2018	21,789,741
15,000,000	FHLMC REMIC K705 A2, 2.303%, 9/25/2018	15,733,296
16,651,251	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	17,354,076
15,587,762	FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	16,223,047
31,000,000	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	32,977,121
26,015,395	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	26,637,928
7,618,436	FNMA REMIC 2012-M14 AL, 2.987%, 9/25/2027	7,553,931
17,000,000	FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	17,163,276
30,000,000	FNMA REMIC 2013-M3 ASQ2, 1.083%, 2/25/2016	30,231,990
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $336,354,081)	348,773,089
	COLLATERALIZED MORTGAGE OBLIGATIONS—6.8%
	Federal Home Loan Mortgage Corporation—1.4%
8,610,629	REMIC 2601 DA, 4.000%, 4/15/2023	9,113,357
6,907,822	REMIC 3322 FB, 0.591%, 5/15/2037	6,905,314
	TOTAL	16,018,671
	Federal National Mortgage Association—5.4%
7,822	REMIC 1988-16 B, 9.500%, 6/25/2018	8,798
4,065	REMIC 1989-35 G, 9.500%, 7/25/2019	4,707
10,000,000	REMIC 2005-87 PE, 5.000%, 12/25/2033	10,346,128
4,971,293	REMIC 2007-46 FA, 0.572%, 5/25/2037	4,973,122
2,761,909	REMIC 2008-17 PA, 4.500%, 10/25/2037	2,935,386
Annual Shareholder Report

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$5,607,954		REMIC 2009-14 PB, 3.500%, 3/25/2024	$5,890,272
3,181,847		REMIC 2009-14 PC, 4.000%, 3/25/2024	3,374,126
18,833,581		REMIC 2012-116 FA, 0.502%, 10/25/2042	18,812,248
14,908,513		REMIC 2012-119 FB, 0.552%, 11/25/2042	14,855,573
		TOTAL	61,200,360
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $77,298,738)	77,219,031
		Repurchase Agreements—9.2%
25,130,000	[4]	Interest in $4,275,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,275,021,375 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $4,360,521,803.	25,130,000
63,579,000		Interest in $4,275,000,000 joint repurchase agreement 0.18%, dated 2/28/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,275,021,375 on 3/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $4,360,521,803 (purchased with proceeds from securities lending collateral).	63,579,000
5,804,000	[5]	Interest in $143,215,000 joint repurchase agreement 0.12%, dated 2/12/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $143,228,367 on 3/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2043 and the market value of those underlying securities was $146,091,556.	5,804,000
10,000,000	[5]	Interest in $79,141,000 joint repurchase agreement 0.10%, dated 2/12/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $79,147,155 on 3/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2043 and the market value of those underlying securities was $81,445,011.	10,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	104,513,000
		TOTAL INVESTMENTS—108.3% (IDENTIFIED COST $1,192,292,872)[6]	1,236,934,990
		OTHER ASSETS AND LIABILITIES - NET—(8.3)%[7]	(94,279,079)
		TOTAL NET ASSETS—100%	$1,142,655,911
Annual Shareholder Report

At February 28, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Bond 30-Year Short Futures	70	$10,064,688	June 2013	$(152,189)
[8]United States Treasury Note 10-Year Short Futures	60	$7,892,813	June 2013	$(75,604)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(227,793)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	The cost of investments for federal tax purposes amounts to $1,191,065,041.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$195,521,507	$—	$195,521,507
Government Agencies	—	367,649,928	—	367,649,928
Mortgage-Backed Securities	—	143,258,435	—	143,258,435
Commercial Mortgage-Backed Securities	—	348,773,089	—	348,773,089
Collateralized Mortgage Obligations	—	77,219,031	—	77,219,031
Repurchase Agreements	—	104,513,000	—	104,513,000
TOTAL SECURITIES	$—	$1,236,934,990	$—	$1,236,934,990
OTHER FINANCIAL INSTRUMENTS*	$(227,793)	$—	$—	$(227,793)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.80	$11.27	$11.32	$11.36	$11.20
Income From Investment Operations:
Net investment income	0.24	0.27	0.30	0.40	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	0.63	0.05	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.90	0.35	0.38	0.66
Less Distributions:
Distributions from net investment income	(0.24)	(0.27)	(0.30)	(0.39)	(0.50)
Distributions from net realized gain on investments and futures contracts	(0.33)	(0.10)	(0.10)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.57)	(0.37)	(0.40)	(0.42)	(0.50)
Net Asset Value, End of Period	$11.51	$11.80	$11.27	$11.32	$11.36
Total Return[1]	2.40%	8.08%	3.11%	3.40%	6.07%
Ratios to Average Net Assets:
Net expenses	0.31%	0.28%	0.28%	0.26%	0.26%
Net investment income	1.95%	2.22%	2.60%	3.42%	4.43%
Expense waiver/reimbursement[2]	0.16%	0.17%	0.17%	0.22%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$864,400	$691,854	$672,907	$647,680	$464,550
Portfolio turnover	89%	152%	68%	75%	47%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	40%	103%	68%	71%	42%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended February 28 or 29	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.80	$11.27	$11.32	$11.36	$11.20
Income From Investment Operations:
Net investment income	0.20	0.23	0.26	0.36	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.04	0.63	0.06	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	0.24	0.86	0.32	0.34	0.62
Less Distributions:
Distributions from net investment income	(0.20)	(0.23)	(0.27)	(0.35)	(0.46)
Distributions from net realized gain on investments and futures contracts	(0.33)	(0.10)	(0.10)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.53)	(0.33)	(0.37)	(0.38)	(0.46)
Net Asset Value, End of Period	$11.51	$11.80	$11.27	$11.32	$11.36
Total Return[1]	2.05%	7.71%	2.76%	3.05%	5.71%
Ratios to Average Net Assets:
Net expenses	0.65%	0.62%	0.62%	0.60%	0.60%
Net investment income	1.61%	1.74%	2.26%	3.10%	4.06%
Expense waiver/reimbursement[2]	0.32%	0.33%	0.32%	0.37%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$278,256	$622,581	$158,495	$173,789	$144,068
Portfolio turnover	89%	152%	68%	75%	47%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	40%	103%	68%	71%	42%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2013
Assets:
Total investment in securities, at value including $61,841,932 of securities loaned (identified cost $1,192,292,872)		$1,236,934,990
Income receivable		4,670,081
Receivable for shares sold		1,267,405
TOTAL ASSETS		1,242,872,476
Liabilities:
Payable for investments purchased	$33,899,227
Payable for shares redeemed	2,162,216
Payable for daily variation margin	15,313
Payable for collateral due to broker for securities lending	63,579,000
Income distribution payable	312,920
Payable for Directors'/Trustees' fees (Note 5)	1,785
Payable for distribution services fee (Note 5)	20,105
Payable for shareholder services fee (Note 5)	57,879
Accrued expenses (Note 5)	168,120
TOTAL LIABILITIES		100,216,565
Net assets for 99,249,115 shares outstanding		$1,142,655,911
Net Assets Consist of:
Paid-in capital		$1,088,251,742
Net unrealized appreciation of investments and futures contracts		44,414,325
Accumulated net realized gain on investments and futures contracts		9,882,341
Undistributed net investment income		107,503
TOTAL NET ASSETS		$1,142,655,911
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($864,400,405 ÷ 75,080,732 shares outstanding), no par value, unlimited shares authorized		$11.51
Service Shares:
Net asset value per share ($278,255,506 ÷ 24,168,383 shares outstanding), no par value, unlimited shares authorized		$11.51
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended February 28, 2013
Investment Income:
Interest (including income on securities loaned of $43,365)			$28,162,146
Expenses:
Investment adviser fee (Note 5)		$3,744,370
Administrative fee (Note 5)		973,882
Custodian fees		49,095
Transfer and dividend disbursing agent fees and expenses		756,716
Directors'/Trustees' fees (Note 5)		17,383
Auditing fees		24,450
Legal fees		8,125
Portfolio accounting fees		185,004
Distribution services fee (Note 5)		1,135,334
Shareholder services fee (Note 5)		1,128,801
Share registration costs		66,253
Printing and postage		29,780
Insurance premiums (Note 5)		7,170
Miscellaneous (Note 5)		12,117
TOTAL EXPENSES		8,138,480
Waivers (Note 5):
Waiver of investment adviser fee	$(1,993,778)
Waiver of administrative fee	(12,184)
Waiver of distribution services fee	(720,081)
TOTAL WAIVERS		(2,726,043)
Net expenses			5,412,437
Net investment income			22,749,709
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			34,942,622
Net realized loss on futures contracts			(3,014,765)
Net change in unrealized appreciation of investments			(26,495,689)
Net change in unrealized depreciation of futures contracts			(125,540)
Net realized and unrealized gain on investments and futures contracts			5,306,628
Change in net assets resulting from operations			$28,056,337
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended February 28 or 29	2013	2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,749,709	$26,077,932
Net realized gain on investments and futures contracts	31,927,857	28,680,015
Net change in unrealized appreciation/depreciation of investments and futures contracts	(26,621,229)	42,301,731
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	28,056,337	97,059,678
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(16,342,343)	(15,580,594)
Service Shares	(7,833,220)	(12,437,432)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(22,782,089)	(5,341,649)
Service Shares	(11,653,811)	(7,594,168)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(58,611,463)	(40,953,843)
Share Transactions:
Proceeds from sale of shares	614,010,720	1,129,287,448
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated U.S. Government Bond Fund	36,852,332	—
Net asset value of shares issued to shareholders in payment of distributions declared	51,526,558	33,916,463
Cost of shares redeemed	(843,613,789)	(736,276,168)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(141,224,179)	426,927,743
Change in net assets	(171,779,305)	483,033,578
Net Assets:
Beginning of period	1,314,435,216	831,401,638
End of period (including undistributed net investment income of $107,503 and $60,357, respectively)	$1,142,655,911	$1,314,435,216
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
February 28, 2013
1. ORGANIZATION
Federated Total Return Government Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Service Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters. The investment objective of the Trust is to pursue total return consistent with current income.
On August 24, 2012, the Trust acquired all of the net assets of Federated U.S. Government Bond Fund (U.S. Government Bond Fund), an open-end investment company in a tax-free reorganization in exchange for shares of the Trust, pursuant to a plan of reorganization approved by the U.S. Government Bond Fund's shareholders on August 13, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Trust were recorded at fair value; however, the cost basis of the investments received from U.S. Government Bond Fund was carried forward to align ongoing reporting of the Trust's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on March 1, 2012, the beginning of the annual reporting period of the Trust, the Trust's pro forma results of operations for the year ended February 28, 2013, are as follows:
Net investment income*	$23,158,384
Net realized and unrealized gain on investments and futures contracts	$6,440,000
Net increase in net assets resulting from operations	$29,598,384
*	Net investment income includes $110,291 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of U.S. Government Bond Fund that have been included in the Trust's Statement of Operations as of February 28, 2013.
For every one share of U.S. Government Bond Fund Service Shares exchanged, a shareholder received 0.859 shares of the Trust's Service Shares.
The Trust received net assets from U.S. Government Bond Fund as the result of the tax-free reorganization as follows:
Shares of the Trust Issued	U.S. Government Bond Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Trust Immediately Prior to Combination	Net Assets of the Trust Immediately After Combination
3,123,021	$36,852,332	$4,899,803	$1,279,826,160	$1,316,678,492
1	Unrealized Appreciation is included in the U.S. Government Bond Fund Net Assets Received amount shown above.
Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trust's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Trust, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Trust may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Trust to require the other party to a repurchase agreement to transfer to the Trust's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Trust holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Trust has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Trust to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Trust in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Trust may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Trust's Adviser and its affiliates. The Trust will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net
Annual Shareholder Report

assets, except that Institutional Shares and Service Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended February 28, 2013, the Trust did not have a liability for any uncertain tax positions. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2013, tax years 2010 through 2013 remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Trust may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Trust agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Trust records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Trust.
Dollar-Roll Transactions
The Trust engages in dollar-roll transactions in which the Trust sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Trust treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Trust purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Trust is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and
Annual Shareholder Report

unrealized gains or losses are recorded in a “ variation margin” account. Daily, the Trust receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Trust recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Trust since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Trust's Portfolio of Investments.
The average notional value of short futures contracts held by the Trust throughout the period was $32,137,530. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Trust participates in a securities lending program providing for the lending of government securities to qualified brokers. The Trust normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Trust, according to agreed-upon rates.
As of February 28, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$61,841,932	$63,579,000
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$227,793*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended February 28, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,014,765)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(125,540)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended February 28 or 29	2013		2012
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	31,104,188	$365,734,096	14,314,892	$167,047,530
Shares issued to shareholders in payment of distributions declared	2,783,247	32,554,283	1,202,825	14,013,979
Shares redeemed	(17,440,940)	(204,285,709)	(16,580,749)	(191,488,574)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,446,495	$194,002,670	(1,063,032)	$(10,427,065)
Year Ended February 28 or 29	2013		2012
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,105,270	$248,276,624	83,309,863	$962,239,918
Shares issued in connection with the tax-free transfer of assets from U.S. Government Bond Fund	3,123,021	36,852,332	—	—
Shares issued to shareholders in payment of distributions declared	1,616,687	18,972,275	1,696,057	19,902,484
Shares redeemed	(54,441,533)	(639,328,080)	(46,301,793)	(544,787,594)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	$(28,596,555)	$(335,226,849)	38,704,127	$437,354,808
NET CHANGE RESULTING FROM TOTAL TRUST SHARE TRANSACTIONS	$(12,150,060)	$(141,224,179)	37,641,095	$426,927,743
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions, straddle loss deferrals acquired through a merger and wash sale losses acquired through a merger.
Annual Shareholder Report

For the year ended February 28, 2013, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$497,038	$1,473,000	$(1,970,038)
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2013 and February 29, 2012, was as follows:
	2013	2012
Ordinary income[1]	$40,576,983	$35,315,032
Long-term capital gains	$18,034,480	$ 5,638,811
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of February 28, 2013, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$1,870,756
Undistributed long-term capital gain	$10,516,628
Net unrealized appreciation	$45,869,949
Straddles loss deferrals	$(3,853,164)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.
At February 28, 2013, the cost of investments for federal tax purposes was $1,191,065,041. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $45,869,949. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,165,409 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,295,460.
As of February 28, 2013, for federal income tax purposes, the Trust had $3,853,164 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Trust and the Adviser provides for an annual fee equal to 0.30% of the Trust's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2013, the Adviser voluntarily waived $1,993,778 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2013, FAS waived $12,184 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Trust.
Distribution Services Fee
The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended February 28, 2013, distribution services fees for the Trust were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$1,135,334	$(720,081)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended February 28, 2013, FSC retained $415,253 of fees paid by the Trust.
Annual Shareholder Report

Shareholder Services Fee
The Trust may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Trust's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Trust for Service Fees. For the year ended February 28, 2013, Service Fees for the Trust were as follows:
Service Fees Incurred
Service Shares	$1,128,801
For the year ended February 28, 2013, FSSC received $1,033 of fees paid by the Trust.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Trust's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.31% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “ Termination Date”): (a) May 1, 2014; or (b) the date of the Trust's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course is reimbursed by the Fund.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 28, 2013, were as follows:
Purchases	$161,880,400
Sales	$80,533,750
7. LINE OF CREDIT
The Trust participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Trust by PNC Bank at the time of the borrowing. As of February 28, 2013, there were no outstanding loans. During the year ended February 28, 2013, the Trust did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Trust to borrow from other participating affiliated funds. As of February 28, 2013, there were no outstanding loans. During the year ended February 28, 2013, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended February 28, 2013, the amount of long-term capital gains designated by the Trust was $18,034,480.
Annual Shareholder Report

Report of Independent Registered Public
Accounting Firm
TO THE SHAREHOLDERS and board of trustees OF Federated total return government bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Total Return Government Bond Fund (the “Trust”), including the portfolio of investments, as of February 28, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Government Bond Fund at February 28, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
April 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Trust, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Trust expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2012 to February 28, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Trust with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2012	Ending Account Value 2/28/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$996.50	$1.53
Service Shares	$1,000	$994.80	$3.21
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.26	$1.56
Service Shares	$1,000	$1,021.57	$3.26
1	Expenses are equal to the Trust's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.65%
Annual Shareholder Report

Board of Trustees and Fund Officers
The Board of Trustees is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “ Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: July 1995	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: June 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, and Associate General Secretary, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: July 1995	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler, CPA Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: June 1995	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Officer since: August 2005 Portfolio Manager since: February 2003	Principal Occupations: Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. He is Vice President of the Trust with respect to the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from Loyola College.
Annual Shareholder Report

Evaluation and Approval of Advisory
Contract–May 2012
Federated Total Return Government Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the one-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate
Annual Shareholder Report

contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31429A105
CUSIP 31429A204
30214 (4/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:  Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $25,950

Fiscal year ended 2012 - $24,450

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $36

Fiscal year ended 2012 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $3,523 and $0 respectively. Fiscal year ended 2013- Audit consent fee for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,675 respectively. Fiscal year ended 2012- Tax preparation fees for fiscal year end 2011.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2013 - $0

Fiscal year ended 2012 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2013 – 0%

Fiscal year ended 2012 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2013 - $130,807

Fiscal year ended 2012 - $382,866

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 23, 2013